Label	Element	Value
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Tesla, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Ouster, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.70%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.60%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Uber Technologies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.40%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Baidu, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | WeRide, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Aeva Technologies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Mobileye Global, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Hesai Group [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Aurora Innovation, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	98.90%
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%